Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0002133239
Registrant Name	Southern Cross Acquisition II Corp.
Registration File Number	333-297331
Form Type	S-1/A
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A